Commitments - Schedule of Contractual Obligations and Commitments (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Contractual Obligations And Commitments [abstract]
Intangible assets	£ 4,762	£ 5,254
Property, plant and equipment	665	584
Investments	82	107
Purchase commitments	561	346
Pensions	238	738
Other commitments	0	38
Interest on loans	9,418	8,510
Finance lease charges	16	12
Total contractual obligations and commitments	£ 15,742	£ 15,589